Cash and Deposits with Banks - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Reserves funds required to be maintained by the SMBC Group	¥ 1,948,949	¥ 1,875,857	¥ 1,705,352